IMPAIRMENT	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
IMPAIRMENT

12.	IMPAIRMENT

a)	Impairment test of goodwill and other assets

The Company annually tests impairment for assets that had indications that they could be devalued and for goodwill. For the Company's impairment tests, the recoverable amount of each cash-generating unit ("CGU") was evaluated using either Fair Value Less Cost of Disposal ("FVLCD") or Value in Use ("VIU") models, both through discounted cash flow techniques, classified as "level 3" in the fair value hierarchy, considering sales proposals and agreements when applicable.

Cash flows were discounted using a discount rate, in real or nominal terms, after taxes that represents an estimate of the rate that a market participant would apply considering the time value of money and the specific risks of the asset. The Company used the Weighted Average Cost of Capital ("WACC") of its respective business segments as a starting point for determining the discount rates, with adjustments to reflect the risk profile in which the CGUs individually operate.

As a matter of practice, the cash flows of the Company's CGUs are prepared for a period of 10 years and are assumed to be perpetual from the 10th year onwards, without considering the actual growth rate, based on the past performance and future expectations for the performance of each of these businesses. For the Mining Segment, 42 years were used, which is the estimated end of the mine's useful life, and for Logistics, the term of 33 years, which is the end of the concession.

These expectations form the basis for using a 10-year or longer period, as in the case of Mining and Logistics CGUs, and take into consideration (i) the operational launch of the Mining business expansion, which is in the detailed engineering phase with equipment acquisition to occur over the next 6 years (ii) Cement, with significant limestone and gypsum deposit reserves and long-term contracts, especially for slag, both with useful life and terms exceeding 10 years, respectively (iii) Logistics, the renewal of the concession contract, (iv) and Steel, new investments over the next 3 years for improved operational efficiency through industrial park modernization.

Goodwill allocated to Packaging operations

Book value	170,163
Cash Flow Period	2025 to 2034 + perpetuity
Gross Margin	Gross margin update based on historical data, incorporation of business restructuring impacts and market trends
Cost updating	Update of costs based on historical data of each product and incorporation of the impacts of business restructuring
Perpetuity growth rate	No growth
Discount rate, in real terms	11.89%
Measurement of recoverable value	VIU
Projected price range R$ / t	Market-based data
Sensitivity of key assumptions	A 2% reduction in volume or a 3% reduction in price would result in the estimated recoverable amount equal to the carrying amount of this CGU
Test result	The recoverable value of the asset exceeds its book value, therefore no impairment loss is recognized.

Goodwill allocated to Mining operations

Book value	3,236,402
Cash Flow Period	2025 to 2066 (end of mine life)
Gross Margin	It reflects cost projection due to the progress of the mining plan as well as startup and operational ramp-up of projects. Projected prices and exchange rates according to sector reports
Cost updating	Update of costs based on historical data, progress of the mining plan as well as startup and ramp-up of projects
Perpetuity growth rate	No perpetuity
Discount rate, in real terms	11.10%
Measurement of recoverable value	FVLCD
Projected price range R$ / t	Market-based data
Sensitivity of key assumptions	A 20% reduction in volume or a 9% reduction in price would result in the estimated recoverable amount equal to the carrying amount of that CGU
Test result	The recoverable value of the asset exceeds its book value, therefore no impairment loss is recognized.

Goodwill allocated to Other Steel Operations

Book value	15,225
Cash Flow Period	2025 to 2034 + perpetuity
Gross Margin	Update of gross margin based on historical data and market trends
Cost updating	Updating costs based on historical data and market trends
Perpetuity growth rate	No growth
Discount rate, in real terms	11.89%
Measurement of recoverable value	VIU
Projected price range R$ / t	Market-based data
Sensitivity of key assumptions	A 10% reduction in revenue would result in the estimated recoverable amount equal to the carrying amount of this CGU
Test result	The recoverable value of the asset exceeds its book value, therefore no impairment loss is recognized.

Goodwill and Brands allocated to Long Steel operations - SWT

Book value	453,133
Cash Flow Period	2025 to 2034 + perpetuity
Gross Margin	Update of gross margin based on historical data and market trends
Cost updating	Updating costs based on historical data and market trends
Perpetuity growth rate	No growth
Discount rate, in real terms	4.14%, in Euro
Measurement of recoverable value	VIU
Projected price range € / t	Market-based data
Sensitivity of key assumptions	A 24% reduction in volume or a 4% reduction in price would result in the estimated recoverable amount equal to the carrying amount of that CGU
Test result	The recoverable value of the asset exceeds its book value, therefore no impairment loss is recognized.

Goodwill and Brands with indefinite useful life allocated to Cement Operations

Book value	503,692
Cash Flow Period	2025 to 2034 + perpetuity
Gross Margin	Update of gross margin based on historical data and market trends
Cost updating	Study-based costs and market trends
Perpetuity growth rate	Growth in line with inflation
Discount rate, in nominal terms	12.95%
Measurement of recoverable value	VIU
Projected price range R$ / t	Market-based data
Sensitivity of key assumptions	A 27% reduction in volume or 13% in price would result in the estimated recoverable amount equal to the carrying amount of this CGU
Test result	The recoverable value of the asset exceeds its book value, therefore no impairment loss is recognized.

a)	Investment Impairment Test

Recoverable Amount Measurement – TLSA

Book Value	1,796,451
Cash Flow Period	2025 to 2057 (end of concession)
Gross margin	Estimated based on market study to capture loads and operating costs according to market trend studies
Cost estimate	Costs based on study and market trends and simulations that calculate diesel costs, main operating cost
Perpetuity growth rate	No growth rate was considered due to the projected model until the end of the concession in 2057
Discount rate, in real terms	Ranges from 5.56% to 6.68% in real terms
Measurement of recoverable value	VIU
Range of prices projected for rail transport	Market-based data
Sensitivity of key assumptions	An 18% reduction in sales volume would result in the estimated recoverable amount equal to the carrying amount of this asset
Test result	The recoverable amount of the investment is higher than its book values, and no impairment loss is recognized

In addition, CSN, as an investor, tested the recoverability of its investment in TLSA based on TLSA's ability to pay dividends, a methodology known as the Dividend Discount Model (DDM), to recover the capital invested by its shareholders. To perform this test, some factors were considered, such as:

•	The dividend flow was extracted from TLSA's nominal cash flow
•	The dividend flow was calculated considering the annual participation percentages, considering the dilutions of CSN's participation resulting from the amortization of debts
•	This dividend flow was then discounted to present value using the cost of own capital (Ke) embedded in the TLSA WACC rate and
•	This extracted Ke was the one calculated in the "rolling WACC" of the TLSA.

Due to the sharing of investor risks and the fact that the asset being tested represents the cash-generating unit itself, which equals the legal entity, the risk determined by CSN's Management is the same applied by TLSA when evaluating the investment of its own assets, with no additional risk factor required for the model.

Accounting Policy

Impairment of Non-Financial Assets

Non-financial assets are analyzed for impairment whenever events or changes in circumstances indicate that the book value may not be recoverable. An impairment loss is recognized for the amount by which the carrying value of the asset exceeds its recoverable amount, the latter being the higher of an asset's fair value less costs of disposal ("FVLCD") and its value in use ("VIU").

The FVLCD is normally measured based on the present value of the estimated cash flows – Discounted Cash Flows (“DCF”) arising from the continued use of the asset from the perspective of a market participant, including any prospects for expansion. The VIU is measured by the DCF that is expected by the continuous use of the asset in its current conditions, without considering future developments. These two premises are different from those used in the fair value calculation, consequently the VIU calculation will probably give a different result from the FVLCD calculation.

Assets with an indefinite useful life, such as goodwill, are not subject to amortization and are tested annually for impairment.

For impairment assessment purposes, assets are grouped at the lowest levels for which there are separately identifiable incoming cash flows (Cash Generating Unit – “CGU”). For this test, goodwill is allocated to the CGUs or to the group of CGUs that should benefit from the Business Combination to which the goodwill originated, being identified according to the operating segment.

Non-financial assets, other than goodwill, that have been impaired in prior years are reviewed at the end of each year whenever events or circumstances indicate that the impairment is no longer applicable. In such cases, a reversal of impairment will be recognized.

Fair-value impairment test of Investments

Investments are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized at the amount at which the carrying amount of the asset exceeds its recoverable amount.

Management's estimates and judgments

(*) The impairment test of goodwill and intangible assets with indefinite useful lives includes the assets of these cash-generating units in addition to the balance of other intangible assets. The test is based on comparing the book balance with the value in use of these units, determined based on past experience in making reliable and accurate forecasts for periods longer than 5 years, using discounted cash flow projections for future years and budgets approved by Management, as well as using assumptions and judgments related to (i) growth rate, (ii) costs and expenses, (iii) discount rate, (iv) future working capital and investment ("Capex"), (v) mineral reserves and resources measured by internal specialists, (vi) useful life of the cash-generating unit (relationship between production and mineral reserves or the concession term), as well as observable macroeconomic assumptions in the market. Additionally, Steel, Cement, Packaging, Energy, Logistics and Minerals are essential inputs, which also justify the use of longer periods for the preparation of their projections.

These assumptions are subject to future risks and uncertainties and could materially change the Company's projections, and the approaches used to perform these analyses may improve over time. Therefore, they may affect the recoverable value of assets.